Other Current Liabilities (Details)			12 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Other Current Liabilities [Line Items]
Other current liabilities					$ 1,378,277
Debt transaction amount			$ 1,152,328.5	¥ 8,411,156.95
Mr. Niu [Member]
Other Current Liabilities [Line Items]
Debt transaction amount	$ 1,152,328.5	¥ 8,411,156.95
Mr. Xusheng Niu [Member]
Other Current Liabilities [Line Items]
Equity interest	100.00%	100.00%